Post-employment benefits (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Estimated contribution	R$ 124
Contributions made	93	R$ 75
Fundacao Itau Unibanco Previdencia Complementar [Member]
IfrsStatementLineItems [Line Items]
Estimated contribution	39
Contributions made	54	43
Funbep Fundo De Pensao Multipatrocinado [Member]
IfrsStatementLineItems [Line Items]
Estimated contribution	85
Contributions made	R$ 39	R$ 32